COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 13. COMMITMENTS AND CONTINGENCIES

a. Iconic Guarantees

On May 26, 2015, BiVi LLC (“BiVi”) entered into a License Agreement with Neighborhood Licensing, LLC (the “BiVi Licensor”), an entity owned by Chazz Palminteri (“Palminteri”), to use Palminteri’s endorsement, signature and other intellectual property owned by the BiVi Licensor. Iconic has agreed to guarantee and act as surety for BiVi’s obligations under certain sections of the License Agreement and to indemnify the BiVi Licensor and Palminteri against third party claims.

On November 12, 2015, Bellissima Spirits LLC (“Bellissima”) entered into a License Agreement with Christie Brinkley, Inc. (the “Bellissima Licensor”), an entity owned by Christie Brinkley (“Brinkley”), to use Brinkley’s endorsement, signature, and other intellectual property owned by the Bellissima Licensor. Iconic has agreed to guarantee and act as surety for Bellissima’s obligations under certain sections of the License Agreement and to indemnify the Bellissima Licensor and Brinkley against third party claims. Also, Brinkley was granted a 24 month option to purchase 1% of the outstanding shares of Iconic common stock on a fully diluted basis (as of the date of Brinkley’s exercise of the option) at an exercise price of $0.001 per share.

b. Royalty Obligations of BiVi and Bellissima

Pursuant to the License Agreement with the Bivi Licensor (see Note 13a. above), BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee of $100,000 in year 1, $150,000 in year 2, $165,000 in year 3, $181,500 in year 4, $199,650 in year 5, and $219,615 in year 6 and each subsequent year.

Pursuant to the License Agreement and Amendment No. 1 to the License Agreement effective June 30, 2017 with the Bellissima Licensor (see Note 13a. above), Bellissima is obligated to pay the Bellissima Licensor a Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.

c. Brand Licensing Agreement relating to Hooters Marks

On July 23, 2018, United Spirits, Inc. (“United”) executed a Brand Licensing Agreement (the “Agreement”) with HI Limited Partnership (“the Licensor”). The Agreement provides United a license to use certain “Hooters” Marks to manufacture, market, distribute, and sell alcoholic products.

The Initial Term of the Agreement is from July 23, 2018 through December 31, 2020. Provided that United is not in breach of any terms of the Agreement, United may extend the Term for an additional 3 years through December 31, 2023.

The Agreement provides for United’s payment of Royalty Fees (payable quarterly) to the Licensor equal to 6% of the net sales of the licensed products subject to a minimum royalty fee of $65,000 for Agreement year 1 (ending December 31, 2018), $255,000 for Agreement year 2, $315,000 for Agreement year 3 and 4, $360,000 for Agreement year 5, and $420,000 for Agreement year 6.

The Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products. If United fails to spend the required marketing contribution in any calendar year, the deficiency will be paid to Licensor.

For the three and six months ended June 30, 2019, royalties expense under this Agreement was $63,750 and $127,500, respectively (equal to 25% and 50%, respectively, of the year 2019 minimum royalty fee).

d. Distribution Agreements

On May 1, 2015, BiVi entered into a Distribution Agreement with United Spirits, Inc. (“United”) for United to distribute and wholesale BiVi’s product and to act as the licensed importer and wholesaler. The Distribution Agreement provides United the exclusive right for a term of ten years to sell BiVi’s product for an agreed distribution fee equal to $1.00 per case of product sold. United is owned and managed by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic.

In November 2015, Bellissima and United agreed to have United distribute and wholesale Bellissima’s Products under the same terms contained in the Distribution Agreement with BiVi described in the preceding paragraph.

e. Compensation Arrangements

Effective April 1, 2018, the Company executed Employment Agreements with its Chief Executive Officer Richard DeCicco (“DeCicco”) and its Vice President of Sales and Marketing Roseann Faltings (“Faltings”). Both agreements have a term of 24 months (to June 30, 2020). The DeCicco Employment Agreement provides for a base salary at the rate of $265,000 per annum and a compensation stock award of 300,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. The Faltings Employment Agreement provides for a base salary at the rate of $150,000 per annum and a compensation stock award of 100,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. For the year ended December 31, 2018, we accrued a total of $311,250 officers compensation pursuant to these two Employment Agreements. In 2018, the accrued compensation was allocated 50% to Iconic ($155,625), 40% to Bellissima ($124,500), and 10% to BiVi ($31,125). For the six months ended June 30, 2019, we accrued a total of $207,500 officers compensation pursuant to these two Employment Agreements which was allocated 50% to Iconic ($103,750), 40% to Bellissima ($83,000), and 10% to BiVi ($20,750).

Prior to April 1, 2018, the Company used the services of its chief executive officer Richard DeCicco and its assistant secretary Roseann Faltings under informal compensation arrangements (without any employment agreements).

As of June 30, 2019 and December 31, 2018, accrued officers compensation was $1,018,750 and $811,250, respectively.

f. Lease Agreements

On March 27, 2018, United Spirits, Inc. executed a lease extension for the Company’s office and warehouse space in North Amityville New York. The extension has a term of three years from February 1, 2018 to January 31, 2021 and provides for monthly rent of $4,478.

At June 30, 2019, the future minimum lease payments under this non-cancellable operating lease were:

Year ending December 31, 2019	$26,868
Year ending December 31, 2020	53,736
Year ending December 31, 2021	4,478

Total	$85,082

The operating lease liability of $78,387 at June 30, 2019 as presented in the Consolidated Balance Sheet represents the discounted (at our 10% estimated incremental borrowing rate) value of the future lease payments of $85,082 at June 30, 2019.

Green Grow signed a Sublease Agreement and Operating Agreement with Romanski Farms, Inc. to use certain real property in Baiting Hollow, New York to plant and grow hemp for CBD extraction. The lease has a term of one year and provides for monthly rent of $1,133 to be paid by Green Grow.

g. Major customers.

For the six months ended June 30, 2019, three customers accounted for 21%, 21% and 14%, respectively of sales.

a. Iconic Guarantees

On May 26, 2015, BiVi LLC (“BiVi”) entered into a License Agreement with Neighborhood Licensing, LLC (the “BiVi Licensor”), an entity owned by Chazz Palminteri (“Palminteri”), to use Palminteri’s endorsement, signature and other intellectual property owned by the BiVi Licensor. Iconic has agreed to guarantee and act as surety for BiVi’s obligations under certain sections of the License Agreement and to indemnify the BiVi Licensor and Palminteri against third party claims.

On November 12, 2015, Bellissima Spirits LLC (“Bellissima”) entered into a License Agreement with Christie Brinkley, Inc. (the “Bellissima Licensor”), an entity owned by Christie Brinkley (“Brinkley”), to use Brinkley’s endorsement, signature, and other intellectual property owned by the Bellissima Licensor. Iconic has agreed to guarantee and act as surety for Bellissima’s obligations under certain sections of the License Agreement and to indemnify the Bellissima Licensor and Brinkley against third party claims. Also, Brinkley was granted a 24 month option to purchase 1% of the outstanding shares of Iconic common stock on a fully diluted basis (as of the date of Brinkley’s exercise of the option) at an exercise price of $0.001 per share.

b. Royalty Obligations of BiVi and Bellissima

Pursuant to the License Agreement with the Bivi Licensor (see Note 12a. above), BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee of $100,000 in year 1, $150,000 in year 2, $165,000 in year 3, $181,500 in year 4, $199,650 in year 5, and $219,615 in year 6 and each subsequent year.

Pursuant to the License Agreement and Amendment No. 1 to the License Agreement effective June 30, 2017 with the Bellissima Licensor (see Note 12a. above), Bellissima is obligated to pay the Bellissima Licensor a Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.

c. Brand Licensing Agreement relating to Hooters Marks

On July 23, 2018, United Spirits, Inc. (“United”) executed a Brand Licensing Agreement (the “Agreement”) with HI Limited Partnership (“the Licensor”). The Agreement provides United a license to use certain “Hooters” Marks to manufacture, market, distribute, and sell alcoholic products.

The Initial Term of the Agreement is from July 23, 2018 through December 31, 2020. Provided that United is not in breach of any terms of the Agreement, United may extend the Term for an additional 3 years through December 31, 2023.

The Agreement provides for United’s payment of Royalty Fees (payable quarterly) to the Licensor equal to 6% of the net sales of the licensed products subject to a minimum royalty fee of $65,000 for Agreement year 1 (ending December 31, 2018), $255,000 for Agreement year 2, $315,000 for Agreement year 3 and 4, $360,000 for Agreement year 5, and $420,000 for Agreement year 6.

The Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products. If United fails to spend the required marketing contribution in any calendar year, the deficiency will be paid to Licensor.

For the year ended December 31, 2018, royalties expense under this Agreement was $65,000 (equal to the year 2018 minimum royalty fee).

d. Distribution Agreement

On May 1, 2015, BiVi entered into a Distribution Agreement with United Spirits, Inc. (“United”) for United to distribute and wholesale BiVi’s product and to act as the licensed importer and wholesaler. The Distribution Agreement provides United the exclusive right for a term of ten years to sell BiVi’s product for an agreed distribution fee equal to $1.00 per case of product sold. United is owned and managed by Richard DeCicco, the controlling shareholder, President, CEO, and Director of Iconic.

In November 2015, Bellissima and United agreed to have United distribute and wholesale Bellissima’s Products under the same terms contained in the Distribution Agreement with BiVi described in the preceding paragraph.

e. Compensation Arrangements

Effective April 1, 2018, the Company executed Employment Agreements with its Chief Executive Officer Richard DeCicco (“DeCicco”) and its Vice President of Sales and Marketing Roseann Faltings (“Faltings”). Both agreements have a term of 24 months (to March 31, 2020). The DeCicco Employment Agreement provides for a base salary at the rate of $265,000 per annum and a compensation stock award of 300,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. The Faltings Employment Agreement provides for a base salary at the rate of $150,000 per annum and a compensation stock award of 100,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. For the year ended December 31, 2018, we have accrued a total of $311,250 officers compensation pursuant to these two Employment Agreements. In 2018, the accrued compensation was allocated 50% to Iconic ($155,625), 40% to Bellissima ($124,500), and 10% to BiVi ($31,125).

Prior to April 1, 2018, the Company used the services of its chief executive officer Richard DeCicco and its assistant secretary Roseann Faltings under informal compensation arrangements (without any employment agreements).

For the years ended December 31, 2017 and 2016, the Company accrued compensation of $250,000 per year ($150,000 for DeCicco; $100,000 for Faltings) for their services rendered. In 2016, the compensation was allocated 50% to Iconic ($125,000), 30% to Bellissima ($75,000), and 20% to BiVi ($50,000). In 2017, the compensation was allocated 50% to Iconic ($125,000), 40% to Bellissima ($100,000), and 10% to BiVi ($25,000). The $811,250 liability at December 31, 2018 and the $500,000 liability at December 31, 2017 are included in “Accounts Payable and Accrued Expenses” on the Consolidated Balance Sheet at December 31, 2018 and December 31, 2017.

f. Registration Rights Agreement

As part of the SPA financing discussed in Note 10, the Company and the four investors also executed a Registration Rights Agreement dated November 1, 2017 and an Amendment No. 1 dated May 21, 2018 (collectively the “RRA”). Among other things, the RRA provides for the Company to file a Registration Statement with the Securities and Exchange Commission (the “SEC”) to register for resale the shares of common stock and the shares underlying the Warrants issued to the four investors pursuant to the SPA and Amendment No. 1 to SPA. The Company is to use its best efforts to cause the Registration Statement to be declared effective as promptly as possible after the filing thereof but no later than the applicable Effectiveness Date (defined as 150 calendar days following the earlier of (i) the Filing Date <June 8, 2018> and (ii) date on which the Initial Registration Statement is filed with the SEC <September 19, 2018>).

If the Registration Statement is not declared effective by the Effectiveness Date (or certain other events occur), the Company may be obligated to pay the investors liquidated damages equal to 1% of the Subscription Amounts at the Event Date and 1% on each monthly anniversary of the Event Date until the Event is cured subject to maximum liquidated damages equal to 6% of the Subscription Amounts. Amendment No. 4 to the Registration Statement on Form S-1 (relating to the registration of the 960,000 shares of common stock issuable upon conversion of the 2,400,000 shares of Series E Convertible Preferred Stock) was declared effective by the SEC on December 26, 2018.

g. Lease Agreement

On March 27, 2018, United Spirits, Inc. executed a lease extension for the Company’s office and warehouse space in North Amityville New York. The extension has a term of three years from February 1, 2018 to January 31, 2021 and provides for monthly rent of $4,478.